Commitments and Contingencies (Details) - USD ($)			1 Months Ended					12 Months Ended
	Feb. 10, 2023	Aug. 12, 2022	Feb. 15, 2023	Feb. 14, 2023	Feb. 13, 2023	Nov. 15, 2022	Aug. 19, 2021	Dec. 31, 2022	Nov. 07, 2022	Dec. 31, 2021	Aug. 17, 2021
Commitments and Contingencies (Details) [Line Items]
Business combination, description								However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, on the earlier of (A) six months after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last sale price of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 75 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property and (ii) in the case of the Private Placement Warrants and the respective Class A common stock underlying such warrants, 30 days after the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Business combination term								5 years
Shares issued (in Shares)		2,475,000
Subscription Agreements description		Arb Clean Fuels Management LLC (“Arb Clean Fuels”), an entity affiliated with a member of the Sponsor, has agreed to purchase 7,000,000 shares to be sold in the PIPE Financing for an aggregate commitment of $70,000,000; provided, that, to the extent funds in the Trust Account immediately prior to the consummation of the business combination, after giving effect to the Company stockholders’ redemption rights, exceed $17,420,000, each $10.00 increment of such excess funds shall reduce Arb Clean Fuels’ commitment by $10.00 up to a maximum reduction of $20,000,000. Additionally, an entity unaffiliated with the Sponsor has agreed to purchase 200,000 shares for an aggregate commitment of $2,000,000.
Original financing shares (in Shares)								8,000,000
Clean fuels shares (in Shares)								7,000,000
Aggregate purchase price								$ 70,000,000
Redemption rights, exceed								$ 17,420,000
Price per shares (in Dollars per share)								$ 10
Excess trust account								$ 17,420,000
Committed shares (in Shares)								2,000,000
Committed purchase price								$ 20,000,000
Proceeds from received								$ 32,000,000
Common stock issued (in Shares)									21,752,250
Common stock outstanding (in Shares)									21,752,250
Shares outstanding (in Shares)								17,172,959
Total outstanding shares percentage								78.95%
Business combination agreement description								The stockholders (a) approved and adopted the Business Combination Agreement and Plan of Reorganization, dated as of August 12, 2022 (the “Business Combination Agreement”), among CENAQ, Verde Clean Fuels OpCo, LLC, a Delaware limited liability company and a wholly owned subsidiary of CENAQ (“OpCo”), Bluescape Clean Fuels Holdings, LLC, a Delaware limited liability company (“Holdings”), Bluescape Clean Fuels Intermediate Holdings, LLC, a Delaware limited liability company (“Intermediate”), and CENAQ Sponsor LLC, pursuant to which (i) (A) CENAQ will contribute to OpCo (1) all of its assets (excluding its interests in OpCo and the aggregate amount of cash required to satisfy any exercise by CENAQ stockholders of their redemption rights (“Redemption Rights”) pursuant to CENAQ’s third amended and restated certificate of incorporation (the “Charter”)) and (2) 22,500,000 newly issued shares of Class C common stock, par value $0.0001 per share (the “Class C Common Stock”), of CENAQ (such shares, the “Holdings Class C Shares”) and (B) in exchange therefor, OpCo will issue to CENAQ a number of Class A common units of OpCo equal to the number of total shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), of CENAQ issued and outstanding immediately after the closing (the “Closing”) of the transactions (the “Transactions”) contemplated by the Business Combination Agreement (taking into account the private offering of securities of Verde Clean Fuels, Inc. to certain investors in connection with the business combination (the “PIPE Financing”) and following the exercise of Redemption Rights) (such transactions, the “SPAC Contribution”) and (ii) immediately following the SPAC Contribution, (A) Holdings will contribute to OpCo 100% of the issued and outstanding limited liability company interests of Intermediate and (B) in exchange therefor, OpCo will transfer to Holdings (1) 22,500,000 Class C common units (the “Class C OpCo Units”) of OpCo and the Holdings Class C Shares (such transactions, the “Holdings Contribution” and, together with the SPAC Contribution, the “business combination”) and (b) approved the business combination and the Transactions (the “Business Combination Proposal”).
Stockholders shares description								The proposal to increase the number of authorized shares of CENAQ’s capital stock, par value $0.0001 per share, from 221,000,000 shares, consisting of (a) 220,000,000 shares of common stock, including 200,000,000 shares of Class A Common Stock and 20,000,000 shares of Class B common stock, par value $0.0001 per share, and (b) 1,000,000 shares of preferred stock, to 376,000,000 shares, consisting of (i) 350,000,000 shares of Class A Common Stock, (ii) 25,000,000 shares of Class C Common Stock and (iii) 1,000,000 shares of preferred stock, was approved.
Restated limited liability								(a) the issuance of 22,500,000 shares of Class C Common Stock pursuant to the Business Combination Agreement, (b) the issuance of 22,500,000 shares of Class A Common Stock upon the exchange of the Class C OpCo Units, together with an equal number of shares of Class C Common Stock, for shares of Class A Common Stock pursuant to the amended and restated limited liability company agreement of OpCo and the Proposed Fourth A&R Charter and (c) the issuance and sale of 8,000,000 shares of Class A Common Stock in the PIPE Financing (the “Nasdaq Proposal”).
Business combination agreement description								On February 15, 2023 (the “Closing Date”), as contemplated by the Business Combination Agreement:• CENAQ filed a Fourth Amended and Restated Certificate of Incorporation (the “Fourth A&R Charter”) with the Secretary of State of the State of Delaware, pursuant to which CENAQ changed its name to “Verde Clean Fuels, Inc.” and the number of authorized shares of Verde Clean Fuels’ capital stock, par value $0.0001 per share, was increased to 376,000,000 shares, consisting of (i) 350,000,000 shares of Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), (ii) 25,000,000 shares of Class C common stock, par value $0.0001 per share (the “Class C Common Stock”), and (iii) 1,000,000 shares of preferred stock, par value $0.0001 per share;• (A) CENAQ contributed to OpCo (i) all of its assets (excluding its interests in OpCo and the aggregate amount of cash required to satisfy any exercise by CENAQ stockholders of their Redemption Rights (as defined below)) and (ii) 22,500,000 newly issued shares of Class C Common Stock (such shares, the “Holdings Class C Shares”) and (B) in exchange therefor, OpCo issued to CENAQ a number of Class A common units of OpCo (the “Class A OpCo Units”) equal to the number of total shares of Class A Common Stock issued and outstanding immediately after the closing (the “Closing”) of the transactions (the “Transactions”) contemplated by the Business Combination Agreement (taking into account the PIPE Investment (as defined below) and following the exercise by CENAQ stockholders of their Redemption Rights) (such transactions, the “SPAC Contribution”); and• Immediately following the SPAC Contribution, (A) Holdings contributed to OpCo 100% of the issued and outstanding limited liability company interests of Intermediate and (B) in exchange therefor, OpCo transferred to Holdings (i) 22,500,000 Class C common units of OpCo (the “Class C OpCo Units” and, together with the Class A OpCo Units, the “OpCo Units”) and (ii) the Holdings Class C Shares (such transactions, the “Holdings Contribution” and, together with the SPAC Contribution, the “Business Combination”).
Shares issued (in Shares)								3,200,000
Redemption rights description								Holders of 15,403,880 Class A Common Stock sold in CENAQ’s initial public offering (the “public shares”) properly exercised their right to have their public shares redeemed (the “Redemption Rights”) for a pro rata portion of the trust account (the “Trust Account”) which holds the proceeds from CENAQ’s initial public offering, funds from CENAQ’s payment to extend the time to consummate a business combination and interest earned, calculated as of two business days prior to the Closing, which was approximately $10.31 per share, or $158,797,476 in the aggregate. The remaining balance in the Trust Account (after giving effect to the Redemption Rights) was $19,031,516.
Extension deposit						$ 1,725,000		$ 158,797,476
Principal amount						1,725,000		125,000
Receivable amount						1,725,000
Extension due amount								184,612
Sponsor due amount								$ 100,000
Conversion price (in Dollars per share)			$ 10
Other additional transaction expense								The Company also obtained additional transaction expense reductions leading up to the Closing including a reduction to the deferred underwriting fees and a reduction to legal expenses. In connection with the execution of the Business Combination Agreement, on August 12, 2022, the Company, Intermediate and Holdings entered into a letter agreement with the underwriters, pursuant to which, among other things, (i) Imperial Capital, LLC agreed to forfeit all of its 1,423,125 Private Placement Warrants and all of its 156,543 Representative Shares, (ii) I-Bankers Securities, Inc. agreed to forfeit all of its 301,875 Private Placement Warrants and all of its 33,207 Representative Shares and (iii) the underwriters agreed to reduce their deferred underwriting fees related to the IPO from $6,037,500 to $4,312,500. As part of the Closing, the underwriters agreed to further reduce their deferred underwriting fees related to the IPO from $4,312,500 to $1,700,000. Additionally, as of December 31, 2022, the Company had $4,110,755 of accrued legal expenses related to the Closing (included in Accounts payable and accrued expenses) and $511,760 of legal expenses recorded to Deferred financing costs related to the PIPE capital raise. However, the Company’s legal counsel agreed to reduce total legal expenses to $3,250,000 in connection with the Closing. The underwriter’s counsel involved in the PIPE capital raise also agreed, in connection with Closing, to reduce total legal expenses included in deferred financing costs to $325,000.
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Principal amount						467,500
Receivable amount						$ 100,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting discount		3.50%
Deferred underwriting discount amount		$ 6,037,500
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting discount		2.50%
Deferred underwriting discount amount		$ 4,312,500
Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase additional units (in Shares)								2,250,000
Cash underwriting discount								2.00%
Underwriter fees								$ 3,450,000
Deferred underwriting discount								3.50%
Purchase price per share (in Dollars per share)								$ 0.0058
Shares issued (in Shares)											15,000,000
Class A common stock [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination, description							Simultaneously with the closing of the IPO, the Company issued to Imperial Capital LLC and/or its designees, 165,000 shares of Class A common stock (the “Representative Shares”). On August 19, 2021, the over-allotments were exercised in full and the Company issued additional 24,750 Representative Shares to Imperial Capital LLC and/or its designees. The aggregate fair value of the Representative shares was $1,442,100, or $7.60 per share and recorded as offering costs, which was treated as transaction cost of offering.
Common stock issued (in Shares)								3,677,250		189,750
Common stock outstanding (in Shares)								3,677,250		189,750
Common stock, per share (in Dollars per share)						$ 0.0001		$ 0.0001		$ 0.0001
Class C Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Transfer units (in Shares)								3,500,000
Common stock par value (in Dollars per share)								$ 0.0001
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares (in Shares)				387,973
Subscription agreements, description					(i) the Committed Amount was lowered to 1,500,000 shares for an aggregate purchase price of $15,000,000 and the Reduction Option was removed, (ii) certain investors associated with Arb Clean Fuels (the “Arb Investors”) agreed to purchase shares at the per share redemption price of approximately $10.31 per share (the “Per Share Redemption Price”) in an aggregate amount equal to or greater than $14,250,000 from CENAQ’s redeeming stockholders and (iii) if the Arb Investors purchased shares in an amount equal to or greater than $14,250,000, CENAQ will terminate the Arb Subscription Agreement on or prior to the Closing.
Equal amount				$ 14,250,000
Agreed to purchase shares (in Shares)				200,000
Aggregate purchase price				$ 2,000,000
Aggregate amount				$ 4,000,000
Proceeds from received	$ 32,000,000
Granted term					5 years
Sponsor new promissory note			$ 409,612
Cash proceeds			$ 37,329,178
Subsequent Event [Member] | Class A common stock [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares (in Shares)	2,400,000
Aggregate purchase price	$ 24,000,000
Purchase price per share (in Dollars per share)	$ 10
Equity Participation Right Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Ownership percentage					65.00%
Equity Participation Right Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Ownership percentage					50.00%
Underwriters Letter [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriters Letter description		In connection with the execution of the Business Combination Agreement, on August 12, 2022, the Company, Intermediate and Holdings entered into a letter agreement with the underwriters, pursuant to which, among other things, (i) Imperial Capital, LLC agreed to forfeit all of its 1,423,125 Private Placement Warrants and all of its 156,543 Representative Shares, (ii) I-Bankers Securities, Inc. agreed to forfeit all of its 301,875 Private Placement Warrants and all of its 33,207 Representative Shares and (iii) the underwriters agreed to reduce their deferred underwriting fees related to the IPO from $6,037,500 to $4,312,500.
Subscription Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares (in Shares)		8,000,000
Purchase price (in Dollars per share)		$ 10
Aggregate purchase cost		$ 80,000,000
Agreements shares (in Shares)		80,000,000
Purchased shares (in Shares)		800,000
Subscription Agreements [Member] | PIPE [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate shares (in Shares)		8,000,000
A&R LLC Agreement [Member] | Class A common stock [Member]
Commitments and Contingencies (Details) [Line Items]
Stock issued (in Shares)								1
Tax Receivable Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Net interest percentage								85.00%
Net cash saving percentage								15.00%
PIPE Investment [Member] | Class A common stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock issued (in Shares)								9,358,620
Common stock outstanding (in Shares)								9,358,620
PIPE Investment [Member] | Class C Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock issued (in Shares)								22,500,000
Common stock outstanding (in Shares)								22,500,000